Recurring fair value measurements (Details)	Jun. 30, 2025 USD ($)
Level 1 [Member]
Assets, Fair Value Disclosure	$ 6,140,484
Level 1 [Member] | Convertible Notes Payable [Member]
Warrant liabilities	0
Level 1 [Member] | WarrantLiabilities [Member]
Warrant liabilities	2,294,248
Level 2 [Member] | Crypto Asset [Member]
Assets, Fair Value Disclosure	0
Level 2 [Member] | Convertible Notes Payable [Member]
Warrant liabilities	0
Level 2 [Member] | WarrantLiabilities [Member]
Warrant liabilities	0
Level 3 [Member]
Assets, Fair Value Disclosure	0
Level 3 [Member] | Convertible Notes Payable [Member]
Warrant liabilities	11,260,630
Level 3 [Member] | WarrantLiabilities [Member]
Warrant liabilities	$ 0